EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2011
EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS
Schedule of redeemable noncontrolling interests

	Number of Common Units for each Preferred Unit	Number of Contractual Convertible Preferred Units Outstanding as of December 31, 2011	Converted Basis to Common Units Outstanding as of December 31, 2011	Contractual Coversion Price	Redemption Value
Series B	3.000	1,279,715	3,839,146	$16.6667	$63,985,887
Series D	1.508	532,750	803,498	33.1519	26,637,477
Series E	1.298	502,658	652,633	38.5100	25,132,889
Series C	1.000	20,000	20,000	250.0000	5,000,000

					$120,756,253

Activity of redeemable noncontrolling interests

(In thousands)
Predecessor
Balance at January 1, 2009 (Predecessor)	$499,926
Net loss	(21,960)
Distributions	(9,433)
Conversion of operating partnership units into common shares	(324,489)
Other comprehensive income	10,573
Adjustment for noncontrolling interests in operating partnership	(13,200)
Adjust redeemable noncontrolling interests	65,416

Balance at December 31, 2009 (Predecessor)	206,833

Net loss	(26,604)
Distributions	(15,608)
Other comprehensive income	683
Adjust redeemable noncontrolling interests	55,539

Balance at November 9, 2010 (Predecessor)	220,843

Successor
Net loss	(1,868)
Other comprehensive income	(8)
Adjust redeemable noncontrolling interests	11,522
Adjustment for noncontrolling interests in operating partnership	1,875

Balance at December 31, 2010 (Successor)	232,364

Net loss	(2,212)
Distributions	(5,879)
Cash redemption of operating partnership units	(4,615)
Other comprehensive loss	(337)
Adjustment for noncontrolling interests in operating partnership	4,474

Balance at December 31, 2011 (Successor)	$223,795

Summary of cash common stock dividends declared

Declaration Date	Amount per Share	Date Paid	Record Date
March 29, 2011	$0.10	April 29, 2011	April 15, 2011
April 26, 2011	0.10	July 29, 2011	July 15, 2011
July 29, 2011	0.10	October 31, 2011	October 14, 2011
November 7, 2011	0.10	January 13, 2012	December 30, 2011

Summary of stock buy-back activity

Trade Date	Shares Purchased	Average Price	Total Consideration (In thousands)

August 18 - 26, 2011	2,046,940	$13.1455	$26,908
September 1 - 22, 2011	2,273,172	12.4592	28,322
October 3 - 5, 2011	927,468	11.3308	10,509